Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 280	$ 280	$ 186	$ 617		$ 399
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital (gains) losses (related party 2022: $990)	20		242	(317)		74
Amortization of deferred reinsurance gain (related party 2022: $27)	0		(26)	(33)		(53)
Amortization of VOBA	90		(43)	79		50
Depreciation and amortization	102		38	227		69
Deferred income tax expense	138		29	125		54
Interest credited on investment and universal life-type contracts	314		152	534		379
Other operating activities, net	(208)		(114)	(38)		(120)
Change in assets and liabilities:
Increase in reinsurance recoverables	(63)		(134)	(758)		(331)
Increase (decrease) for future policy benefits and unearned premiums	(40)		63	230		160
Net changes in other assets and other liabilities	(132)		51	93		185
Net proceeds from (payments for) reinsurance transactions	(877)		0	121		0
Net cash provided by (used for) operating activities	(376)		444	880		866
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,976		1,622	6,185		2,824
Equity securities, at fair value	47		3	26		7
Mortgage loans	294		158	258		373
Partnerships	102		71	64		77
Payments for the purchase of:
Fixed maturities, available-for-sale	(1,974)		(1,197)	(4,255)		(2,866)
Fixed maturities, fair value option	0		0	(352)		0
Equity securities, at fair value	(121)		(45)	(22)		(26)
Mortgage loans	(207)		(177)	(667)		(242)
Partnerships	(100)		(74)	(158)		(134)
Net proceeds from (payments for) repurchase agreements program	(11)		8	25		(16)
Net proceeds from (payments for) derivatives	(161)		(539)	(559)		143
Net proceeds from (payments for) policy loans	9		(32)	(11)		15
Net proceeds from (payments for) short-term investments	(314)		200	(255)		(234)
Other investing activities, net	0		0	0		(10)
Net cash provided by (used for) investing activities	540		(2)	279		(89)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	872		1,001	2,033		1,971
Withdrawals and other deductions from investment and universal life-type contracts	(4,766)		(4,862)	(8,109)		(9,627)
Net transfers from separate accounts related to investment and universal life-type contracts	3,598		3,659	5,140		7,117
Net increase (decrease) in securities loaned or sold under agreements to repurchase	131		270	(99)		(7)
Dividend paid on shares outstanding	0		(265)	0		(319)
Return of capital to parent	0		(235)	0		0
Net cash used for financing activities	(165)		(432)	(1,035)		(865)
Net increase (decrease) in cash	(1)		10	124		(88)
Cash — beginning of period		50	40	49	$ 40	128
Cash — end of period	49	$ 49	50	173	$ 49	40
Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$ (13)		$ 2	$ 142		$ 0